Economic group and joint arrangements	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Economic group and joint arrangements

Note	7 | Economic group and joint arrangements

Note	7.1 | Information about the subsidiary

Edenor Tech SAU

Edenor Tech SAU is a corporation (sociedad anónima) organized under Argentine laws, with legal domicile at 6363 Av. Del Libertador Ave. – City of Buenos Aires, Argentina. Edenor Tech SAU was organized on July 23, 2024, through the contribution of 100,000,000 shares subscribed and paid-in in cash by edenor.

Percentage interest held in capital stock and votes		Corporate purpose	Legal address

Edenor Tech SAU	100%	Sale, management, storage, import and export of renewable and conventional energy and their possible by-products	Av. Del Libertador 6363, CABA

The corporate purpose of Edenor Tech S.A.U. is to engage in the sale, storage, import and export of renewable and conventional energy, as well as critical minerals such as copper, lithium and gold. As for services, it offers technical consultancy, software development and provision, artificial intelligence, data science, data storage and IT solutions, in addition to training on technology-related matters. Finally, in the industrial sector, it participates in the installation, generation and maintenance of energy systems, the transformation and sale of renewable energy and the manufacturing of related equipment and material, among other activities.

Note	7.2 | Interest in joint ventures

The joint ventures in which the Group holds an interest as of December 31, 2024 and 2023, valued in accordance with the equity method of accounting of IAS 28 are as follow:

Percentage interest held in capital stock and votes		Corporate purpose	Legal address	Equity attributable to the owners		Loss from interest in joint ventures
				12.31.24	12.31.23	12.31.24	12.31.23	12.31.22

SACME	50%	Control of the operation of both the electric power generation and transmission in the GBA	Av. España 3251, CABA	121	124	(13)	(21)	(37)